SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Accounting Policies [Abstract]
Investment impairment	$ 1,029	$ 370